Deutsche Asset Management


[graphic omitted]


Mutual Fund


Semi-Annual Report


                                                               November 30, 2001


                                    Class A, B, C Shares and Institutional Class


Flag Investors Equity Partners Fund



A Member of the
Deutsche Bank Group [logo omitted]

Equity Partners Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS


              REPORT HIGHLIGHTS .............................................  3
              PERFORMANCE COMPARISON ........................................  4
              LETTER TO SHAREHOLDERS ........................................  5
              ADDITIONAL PERFORMANCE INFORMATION ............................  7

              EQUITY PARTNERS FUND
                 Schedule of Investments ....................................  8
                 Statement of Assets and Liabilities ........................  9
                 Statement of Operations .................................... 10
                 Statements of Changes in Net Assets ........................ 11
                 Financial Highlights ....................................... 12
                 Notes to Financial Statements .............................. 16


                       -------------------------------------------
                     The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                       -------------------------------------------




--------------------------------------------------------------------------------
                                        2

Equity Partners Fund
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS


Many value investors like ourselves believe that one of the most important rules for making money is not to lose it. We are therefore gratified to report a return of 4.08%1 for the Fund's Class AShares during the 12 month period ended November 30, 2001 in which the S&P 500 Index declined 12.23% and NASDAQ Index2 lost 25.69%.

According to Morningstar,(R) the Fund's Class A Shares ranked in the top 16% and 22% of Large Cap Value Funds for the one and five-year periods ended November 30, 2001. The Fund ranked 126 out of 789 and 101 out of 459 Large Cap Value Funds for the one and five-year periods, respectively.3

The current market is anticipating an economic recovery in the first half of next year. This optimism is based on very low interest rates, an economic stimulus package, declining energy prices and gradually improving confidence. The risk, however, is that this assessment proves wrong and the recession is deeper and longer than presently anticipated by the market.

Our investment approach to the market after September 11 has changed little. We have become more selective but continue to focus on two things in particular: the long-term and price. This has allowed us to take advantage of certain opportunities where the price was compelling on a long-term basis even though uncertainty existed in the near term.





--------------------------------------------------------------------------------
1 Exclusive of sales charges.
2 NASDAQ Composite Index is an unmanaged market value-weighted index that measures all domestic and non-US-based securities.
3 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Rankings are based on total returns and include all applicable fees and expenses but exclude sales charges.


--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON(1)

                                                               CUMULATIVE                          AVERAGE ANNUAL
                                                            TOTAL RETURNS                           TOTAL RETURNS
   Periods Ended           6 Months    1 Year   3 Years  5 Years     Since   1 Year  3 Years   5 Years      Since
   November 30, 2001                                             Inception(2)                            Inception(2)
---------------------------------------------------------------------------------------------------------------------
Equity Partners Fund--

   Class A Shares           (8.96)%   4.08%    13.36%   64.74%   156.58%    4.08%    4.27%    10.50%    14.87%
   Class B Shares           (9.31)%   3.28%    10.80%   58.66%   144.07%    3.28%    3.48%     9.67%    14.03%
   Class C Shares           (9.31)%   3.28%    10.86%     n/a     24.33%    3.28%    3.50%      n/a      7.30%
   Institutional Class      (8.87)%   4.33%    14.21%   66.83%   102.80%    4.33%    4.53%    10.78%    12.98%
---------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)           (8.67)% (12.23)%    1.62%   61.51%   161.50%  (12.23)%   0.54%    10.06%    15.31%
---------------------------------------------------------------------------------------------------------------------
 Morningstar Large Cap
   Value Average4           (8.24)%  (2.41)%    9.07%   49.92%   129.24%   (2.41)%   2.94%     8.43%    13.08%

--------------------------------------------------------------------------------
THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF NOVEMBER 30, 2001, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (1.65)%, FIVE-YEAR 9.26%, SINCE INCEPTION 13.93%; CLASS B SHARES--ONE-YEAR (1.72)%, FIVE-YEAR 9.40%, SINCE INCEPTION 14.04%; CLASS C SHARES--ONE-YEAR 2.28%, SINCE INCEPTION 7.30%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS
FOLLOWS: CLASS A SHARES:5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE (`CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS AND; CLASS C SHARES: A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The `Since Inception' and five-years performance would have been lower for Class A and Class B Shares and the Institutional Class if certain of the Fund's fees and expenses had not been waived prior to 1998.
2 The Fund's inception dates are: Class A Shares: February 13, 1995, Class B
  Shares: February 13, 1995, Class C Shares: October 28, 1998, Institutional
  Class: February 14, 1996. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning February 28, 1995.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The Morningstar Large Cap Value Average represents a universe of funds investing primarily in companies with large market capitalization and which have low price/earnings and price/book ratios relative to the market-cap group average. These figures do not reflect sales charges.


--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



Fellow Shareholders:

We are pleased to report on the progress of your Fund for the period ended November 30, 2001.

PERFORMANCE
The Fund's Class A Shares produced a total return of -8.96% and 4.08% for the six- and twelve-month periods ended November 30, 2001, respectively.1 The S&P 500 Index returned -8.67% and -12.23% for the same periods, while the NASDAQ Index returned -8.52% and -25.69%, respectively.

The Fund's results ranked favorably among value-oriented funds. According to Morningstar,(R) Equity Partners Class A Shares ranked in the top 16% and 22% of Large Cap Value Funds for the past one- and five-years ended November 30, 2001.

It is noteworthy that over the course of the past year the Fund earned a positive return despite the fact that the S&P 500 Index experienced a significant decline. This occurred primarily because our value disciplines allowed us to avoid most of the Technology sector, which experienced the greatest losses during this period.

The largest positive and negative contributors to net asset value over the past year are shown in the following tables.



CONTRIBUTIONS TO NET ASSET VALUE PERFORMANCE
--------------------------------------------------------------------------------
  FIVE BEST CONTRIBUTORS
               (For the 12 months ended 11/30/01)
                                   Gain Per Share
--------------------------------------------------------------------------------
 Canadian National Railway Co.              $0.44
 Cendant Corporation                        $0.43
 American Standard Companies, Inc.          $0.42
 International Business Machines Corp.      $0.21
 Wellpoint Health Networks,Inc.             $0.17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  FIVE WORST CONTRIBUTORS
               (For the 12 months ended 11/30/01)
                                   Loss Per Share
--------------------------------------------------------------------------------
 Comdisco*                                 $(0.28)
 Qwest Communications International, Inc.  $(0.28)
 Winstar Communications*                   $(0.27)
 Blyth Industries, Inc.                    $(0.26)
 American Express Company                  $(0.24)
--------------------------------------------------------------------------------


From the list of best contributors, Wellpoint serves as a good example of the importance we place on value in managing the Fund. In our report one year ago, Wellpoint was on the best contributors list and we had recently sold it due to our sense that it was fully valued. The stock subsequently declined significantly to a level that once again represented good value, at which point we repurchased it. It is now once again on the list of best contributors.

Among the worst contributors, we have eliminated Winstar and Comdisco, viewing them as mistakes on our part. We continue to own positions in the other stocks listed.

INVESTMENT ENVIRONMENT
The investment environment is always full of uncertainty. The current environment is no different. The primary uncertainty today is the depth and length of the economic recession. Closely related to that is the ongoing threat of terrorism and its impact on consumer, business and investor psychology.

In addition to being uncertain, the current environment is somewhat historic in a number of ways. First, the market averages have been, until recently, in a declining trend for almost two years. This is only the second time since World War II that this has occurred, the last time being the 1973-1974 period. Second, we have experienced the unwinding of the speculative technology bubble, which was historic in its creation and its demise. Third, the Federal Reserve Board's campaign to lower interest rates has brought short-term rates down to the lowest levels seen in forty years. Last, we have experienced and are recovering from the shock of an unprecedented terrorist attack on our country.

Looking forward, for those of you who, like us, have been surprised by the speed and degree of the market's recovery from mid-September, remember the market anticipates change. For example, in most recessions in recent decades, the market has turned up several months in advance of the economy. The current market is anticipating, correctly or not, an economic recovery in the first half of next year. It has plenty to base this on, including very low interest rates, an economic stimulus package,



--------------------------------------------------------------------------------
* These securities were not held in the portfolio at period end.
1 Excluding sales charges.


--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



declining energy prices and gradually improving confidence. The risk, therefore, is that this assessment proves wrong and the recession, for whatever reason, proves to be deeper and longer than is presently anticipated by the market.

PORTFOLIO STRATEGY
Our `flexible value' investment philosophy is geared more to individual stock selection than broad strategies. We focus on undervalued companies with strong financial characteristics and shareholder-oriented managements. At the time of purchase, these stocks are often down in price and out-of-favor in the market.

We added four new companies to the portfolio over the past six months. These include Americredit, Kinder Morgan Management, Merck and Safeway. We also added to several holdings such as American Express, Qwest Communications and United Technologies.

Our largest sale was the elimination of Harrah's Entertainment, which had almost doubled in value from our investment a few years ago. We also eliminated several smaller investments which had not worked out due to deterioration in the companies' prospects.

We do not practice market timing in the management of the Fund. Our goal is to have 90-100% of the Fund invested in equities at most times. The cash position was 10.5% at the beginning of the past six-month period and 6.3% at the end.

The five largest holdings are shown in the following table.

--------------------------------------------------------------------------------
  FIVE LARGEST EQUITY HOLDINGS
  Security                     Cost          Market Value
                                                 11/30/01
--------------------------------------------------------------------------------
 Citigroup, Inc.           $ 4,240,185        $17,999,481
 International Business
   Machines Corp.          $ 4,607,960        $16,991,730
 American Standard
   Companies, Inc.         $10,134,669        $16,129,000
 Berkshire Hathaway
   Class B                 $14,921,423        $15,864,400
 Canadian National
   Railway Co.             $ 6,497,197        $15,708,120
--------------------------------------------------------------------------------

CLOSING
Investment managers like ourselves, who focus on value, believe that one of the most important rules for making money is not to lose it. It is therefore gratifying to report a positive return of 4.08% during a year in which the S&P 500 Index declined 12.23% and NASDAQ Index lost 25.69%.

We are often asked how (if at all) we changed our approach to the market after September 11. The answer is that we became more selective but continued to focus on two things in particular: the long-term and price. This allowed us to avoid emotional decision-making based on the fear and uncertainty prevalent in the short term. It also allowed us to take advantage of certain opportunities where the price was compelling on a long-term basis despite near-term uncertainties.

For those of you who have been long-term investors in the Fund, as well as more recent investors, we encourage you to share the same long-term perspective that we use in managing the Fund. We believe it is a competitive advantage for us and will be for you as well.

We always like to remind shareholders that we have significant personal investments in the Fund and are long-term equity partners with you.

Sincerely,

/S/SIGNATURE
Lee S. Owen
Portfolio Manager
December 12, 2001



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                                        6

Equity Partners Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION



The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Fund's Class A Shares and the contingent deferred sales charge applicable to the specified time periods for Class B and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0.00% after six years. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

The SEC total return figures may differ from total return figures in the Report Highlights, Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.



--------------------------------------------------------------------------------
   TOTAL RETURNS
                                         AVERAGE ANNUAL TOTAL RETURNS(1)
   Periods Ended                1 Year    3 Years    5 Years         Since
   November 30, 2001                                          Inception(2)
--------------------------------------------------------------------------------

 Class A Shares                   (1.65)%    2.32%     9.26%      13.93%
--------------------------------------------------------------------------------
 Class B Shares                   (1.72)%    2.54%     9.40%      14.04%
--------------------------------------------------------------------------------
 Class C Shares                    2.28%     3.50%   n/a           7.30%
--------------------------------------------------------------------------------
 Institutional Class               4.33%     4.53%    10.78%      12.99%
--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The `Since Inception' and five-years performance figures would have been lower for Class A and Class B Shares and the Institutional Class if certain of the Fund's fees and expenses had not been waived prior to 1998.
2 The Fund's inception dates are:Class A Shares: February 13, 1995, Class B
  Shares: February 13, 1995, Class C Shares: October 28, 1998, Institutional
  Class: February 14, 1996.


--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS November 30, 2001 (Unaudited)



--------------------------------------------------------------------------------
     SHARES   SECURITY                            VALUE
--------------------------------------------------------------------------------
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCKS--93.47%
              CONSUMER DISCRETIONARY--13.53%
    341,000   AOL Time Warner, Inc.(1) ...$ 11,900,900
    420,500   Blyth Industries, Inc. .....   8,410,000
    131,500   Clear Channel Communications,
               Inc.(1) ...................   6,144,995
     50,000   Gannett Company, Inc. ......   3,472,500
    160,000   General Motors Corp. .......   7,952,000
    189,200   TJX Companies, Inc.(2) .....   7,130,948
                                          ------------
                                            45,011,343
                                          ------------
              CONSUMER STAPLES--1.81%
     97,500   Philip Morris Companies, Inc.  4,599,075
     32,000   Safeway Inc.(1) ............   1,425,920
                                          ------------
                                             6,024,995
                                          ------------
              FINANCIALS--33.64%
    294,600   American Express Company ...   9,695,286
    170,400   Americredit Corp.(1) .......   3,936,240
      6,800   Berkshire Hathaway--
               Class B(1) ................  15,864,400
    375,772   Citigroup, Inc. ............  17,999,479
    316,800   Countrywide Credit
               Industries, Inc.(2) .......  13,457,664
    217,000   Freddie Mac ................  14,358,890
  1,000,000   Host Marriott Corp.(2) .....   8,420,000
    114,000   Loews Corp. ................   6,478,620
    195,000   Wells Fargo Company ........   8,346,000
    143,908   XL Capital Limited--Class A   13,380,566
                                          ------------
                                           111,937,145
                                          ------------
              HEALTH CARE--5.54%
    127,200   Merck & Co., Inc. ..........   8,617,800
     83,300   Wellpoint Health Networks,
               Inc.(1) ...................   9,821,070
                                          ------------
                                            18,438,870
                                          ------------
              INDUSTRIALS--25.12%
    739,000   Allied Waste Industries,
               Inc.(1) ...................   8,749,760
    254,000   American Standard Companies,
               Inc.(1) ...................  16,129,000
    352,200   Canadian National Railway
               Co.(2,4) ..................  15,708,120
    853,950   Cendant Corporation1,(2) ...  14,551,308
     90,000   First Data Corporation .....   6,591,600
     28,700   SPX Corp.(1,2) .............   3,487,050
    239,900   Tyco International Ltd. ....  14,106,120
     70,600   United Technologies
               Corporation ...............   4,250,120
                                          ------------
                                            83,573,078
                                          ------------
              INFORMATION TECHNOLOGY--5.11%
    147,000   IBM Corp. ..................  16,991,730
                                          ------------

--------------------------------------------------------------------------------
    SHARES/
  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES--7.28%
    171,600   ALLTEL Corp. ...............$ 11,167,728
    420,000   Qwest Communications
               International, Inc. .......   4,998,000
    114,200   SBC Communications, Inc. ...   4,268,796
    261,219   Worldcom, Inc.(1) ..........   3,798,124
                                          ------------
                                            24,232,648
                                          ------------
              UTILITIES--1.44%
    132,538   Kinder Morgan Management
               LLC(1).....................   4,777,985
                                          ------------
TOTAL COMMON STOCKS
   (Cost $211,887,764) ................... 310,987,794
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $211,887,764) ................... 310,987,794
                                          ------------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES--13.40%
 44,600,239   Institutional Daily Assets Fund(5)
               (Note 2) ..................  44,600,239
                                          ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $44,600,239) ....................  44,600,239
                                          ------------

              REPURCHASE AGREEMENT--6.26%
$20,822,000   Goldman Sachs & Co., dated 11/30/01,
               2.07%, principal and interest in the amount of $20,825,592 due 12/03/01, collateralized by US Treasury Note, par value of $19,299,000 coupon rate 3.875%, due 07/31/03 with a market value of $19,932,904 and US Treasury Note, par value of $1,266,000, coupon rate 4.25%, due 03/31/03 with a market value of $1,306,272
               (Cost $20,822,000) ........  20,822,000
                                          ------------
TOTAL INVESTMENTS
   (Cost $277,310,003)(3) .....113.13%    $376,410,033
LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............(13.13)     (43,689,058)
                               ------     ------------
NET ASSETS ....................100.00%    $332,720,975
                               ======     ============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 All or a portion of this security was on loan (see Note 5). The value of all securities loaned at November 30, 2001 amounted to $43,249,605.
3 Aggregate cost for federal tax purposes.
4 ADR--American Depository Receipt
5 Represents security purchased with cash collateral received for securities on loan.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                NOVEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in unaffiliated issuers, at value (cost $232,709,764) ............................... $331,809,794
   Investments in affiliated investment companies, at value (cost $44,600,239) .....................   44,600,239
                                                                                                     ------------
Total investments, at value ........................................................................  376,410,033
   Cash ............................................................................................       14,649
   Receivable for capital shares sold ..............................................................    1,078,741
   Dividend and interest receivable ................................................................      254,054
   Prepaid expenses and other ......................................................................       76,333
                                                                                                     ------------
Total assets .......................................................................................  377,833,810
                                                                                                     ------------
LIABILITIES
   Payable for collateral under securities lending agreements ......................................   44,600,239
   Payable for capital shares redeemed .............................................................       48,363
   Accounting fees payable .........................................................................        7,825
   Advisory fees payable ...........................................................................      229,983
   Custody fees payable ............................................................................        9,537
   Transfer agent fees payable .....................................................................       28,890
   Accrued expenses and other ......................................................................      187,998
                                                                                                     ------------
Total liabilities ..................................................................................   45,112,835
                                                                                                     ------------
NET ASSETS ......................................................................................... $332,720,975
                                                                                                     ============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................................. $231,308,542
   Undistributed net investment income .............................................................      830,146
   Accumulated net realized gain from investment transactions ......................................    1,482,257
   Net unrealized appreciation on investments ......................................................   99,100,030
                                                                                                     ------------
NET ASSETS ......................................................................................... $332,720,975
                                                                                                     ============
NET ASSET VALUE PER SHARE
   Class A Shares(1) ............................................................................... $      22.36
                                                                                                     ============
   Class B Shares(2) ............................................................................... $      21.63
                                                                                                     ============
   Class C Shares(3) ............................................................................... $      21.63
                                                                                                     ============
   Institutional Class(4) .......................................................................... $      22.51
                                                                                                     ============

-----------------------------------------------------------------------------------------------------------------

1 Net asset value and redemption price per share (based on net assets of $195,768,460 and 8,755,775 shares outstanding). Maximum offering price per share was $23.66 ($22.36/0.945). Maximum offering price per share reflects the effect of 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $37,259,586 and 1,722,318 shares outstanding). Redemption value is $20.55 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $7,156,731 and 330,857 shares outstanding). Redemption value is $21.41 following a 1.00% maximum contingent deferred sales charge.
4 Net asset value per share (based on net assets of $92,536,198 and 4,110,669 shares outstanding).



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                         FOR THE SIX MONTHS ENDED
                                                                                                NOVEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers(1) .......................................................... $  1,828,030
   Dividends from affiliated investment companies ..................................................       83,662
   Interest income .................................................................................      500,558
                                                                                                     ------------
Total income .......................................................................................    2,412,250
                                                                                                     ------------
EXPENSES
   Investment advisory fees ........................................................................    1,407,848
   Distribution fees:
     Class A Shares ................................................................................      253,165
     Class B Shares ................................................................................      198,730
     Class C Shares ................................................................................       35,099
   Transfer agent fees .............................................................................       97,143
   Professional fees ...............................................................................       53,619
   Accounting fees .................................................................................       46,913
   Printing & shareholder reports ..................................................................       25,128
   Custody fees ....................................................................................       16,612
   Registration fees ...............................................................................       11,638
   Directors' fees .................................................................................        6,677
   Miscellaneous ...................................................................................        3,139
                                                                                                     ------------
Total expenses .....................................................................................    2,155,711
                                                                                                     ------------
NET INVESTMENT INCOME ..............................................................................      256,539
                                                                                                     ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss from investment transactions ..................................................     (314,656)
   Net change in unrealized appreciation/depreciation on investments ...............................  (35,030,567)
                                                                                                     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ....................................................  (35,345,223)
                                                                                                     ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................................... $(35,088,684)
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------

1 Net of foreign withholding tax of $13,294.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------
                                                                                FOR THE SIX              FOR THE
                                                                               MONTHS ENDED            YEAR ENDED
                                                                       NOVEMBER 30, 2001(1)          MAY 31, 2001
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income .................................................. $    256,539           $     592,821
   Net realized gain (loss) from investment transactions ..................     (314,656)              3,857,947
   Net change in unrealized appreciation/
     depreciation on investments ..........................................  (35,030,567)             62,726,041
                                                                            ------------           -------------
   Net increase (decrease) in net assets from operations ..................  (35,088,684)             67,176,809
                                                                            ------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized short-term gains:
     Class A Shares .......................................................           --                (635,183)
     Class B Shares .......................................................           --                      --
     Class CShares ........................................................           --                      --
     Institutional Class ..................................................           --                (681,323)
   Net realized long-term gains:
     Class A Shares .......................................................           --              (6,808,613)
     Class B Shares .......................................................           --              (1,402,850)
     Class C Shares .......................................................           --                (234,795)
     Institutional Class ..................................................           --              (3,377,136)
                                                                            ------------           -------------
Total distributions .......................................................           --             (13,139,900)
                                                                            ------------           -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ...........................................   20,042,647              77,098,253
   Dividend reinvestments .................................................           --              12,266,063
   Cost of shares redeemed ................................................  (37,665,952)           (124,790,355)
                                                                            ------------           -------------
Net decrease in net assets from capital share transactions ................  (17,623,305)            (35,426,039)
                                                                            ------------           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................  (52,711,989)             18,610,870
NET ASSETS
   Beginning of period ....................................................  385,432,964             366,822,094
                                                                            ------------           -------------
   End of period (including undistributed net investment income
     of $830,146 and $573,607, respectively) .............................. $332,720,975           $ 385,432,964
                                                                            ============           =============

-----------------------------------------------------------------------------------------------------------------

1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                  FOR THE SIX
                                MONTHS ENDED
                                NOVEMBER 30,                                          FOR THE YEARS ENDED MAY 31,
                                     2001(1)          2001         2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................. $24.56        $21.22       $25.68        $21.29        $16.93       $13.09
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment (expenses in
     excess of) income .................   0.02(2)       0.06         0.10         (0.01)         0.05         0.08
   Net realized and unrealized
     gain (loss) on investments ........  (2.22)         4.12        (3.54)         4.70          4.60         3.96
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations ..........................  (2.20)         4.18        (3.44)         4.69          4.65         4.04
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and net realized
     short-term gains ..................     --         (0.07)       (0.03)        (0.03)        (0.10)       (0.13)
   Net realized long-term gains ........     --         (0.77)       (0.99)        (0.27)        (0.19)       (0.07)
                                         ------        ------       ------        ------        ------       ------
Total distributions ....................     --         (0.84)       (1.02)        (0.30)        (0.29)       (0.20)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD ....................... $22.36        $24.56       $21.22        $25.68        $21.29       $16.93
                                         ======        ======       ======        ======        ======       ======

TOTAL INVESTMENT RETURN(3) .............  (8.96)%       20.14%      (13.63)%       22.31%        27.76%       31.17%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...................$195,768      $217,173     $214,677      $283,950      $198,387     $113,030
   Ratios to average net assets:
     Net investment (expenses
        in excess of) income ...........   0.17%         0.18%        0.38%        (0.02)%        0.29%        0.61%(4)
     Expenses ..........................   1.21%         1.18%        1.18%         1.20%         1.24%        1.35%(5)
     Portfolio turnover rate ...........      8%           20%          32%           21%            8%          18%

---------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Calculated based on average shares.
3 Total return excludes the effect of sales charge.
4 Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 0.48% for the year ended May 31, 1997.
5 Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.48% for the year ended May 31, 1997.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                  FOR THE SIX
                                MONTHS ENDED
                                NOVEMBER 30,                                          FOR THE YEARS ENDED MAY 31,
                                     2001(1)          2001         2000          1999          1998          1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................. $23.85        $20.72       $25.29        $21.10        $16.84       $13.03
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Expenses in excess
     of income .........................  (0.06)(2)     (0.13)       (0.09)        (0.14)        (0.06)       (0.04)
   Net realized and unrealized
     gain (loss) on investments ........  (2.16)         4.03        (3.46)         4.60          4.54         3.96
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations ..........................  (2.22)         3.90        (3.55)         4.46          4.48         3.92
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
     net realized short-term
     gains .............................     --            --        (0.03)           --         (0.03)       (0.04)
   Net realized long-term gains ........     --         (0.77)       (0.99)        (0.27)        (0.19)       (0.07)
                                         ------        ------       ------        ------        ------       ------
Total distributions ....................     --         (0.77)       (1.02)        (0.27)        (0.22)       (0.11)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD ....................... $21.63        $23.85       $20.72        $25.29        $21.10       $16.84
                                         ======        ======       ======        ======        ======       ======

TOTAL INVESTMENT RETURN(3) .............  (9.31)%       19.22%      (14.29)%       21.39%        26.81%       30.28%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................$37,260       $45,523      $40,185       $52,603       $37,046      $15,670
   Ratios to average net assets:
     Expenses in excess
        of income ......................  (0.58)%       (0.57)%      (0.37)%       (0.77)%       (0.47)%      (0.16)%(4)
     Expenses ..........................   1.96%         1.93%        1.93%         1.95%         1.98%        2.10%(5)
   Portfolio turnover rate .............      8%           20%          32%           21%            8%          18%

-------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Calculated based on average shares
3 Total return excludes the effect of sales charge.
4 Without the waiver of advisory fees, the ratio of expenses in excess of income to average daily net assets would have been (0.29)% for the year ended May 31, 1997.
5 Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 2.23% for the year ended May 31, 1997.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------
 CLASS C SHARES                                 FOR THE SIX                                          FOR THE PERIOD
                                               MONTHS ENDED                FOR THE YEARS           OCT. 28, 1998(2)
                                               NOVEMBER 30,                ENDED MAY 31,            THROUGH MAY 31,
                                                    2001(1)           2001          2000                       1999
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................$23.85          $20.72           $25.27             $19.09
                                                     ------          ------           ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ..................... (0.07)(3)       (0.13)           (0.08)             (0.03)
   Net realized and unrealized gain
     (loss) on investments .......................... (2.15)           4.03            (3.45)              6.48
                                                     ------          ------           ------             ------
Total from investment operations .................... (2.22)           3.90            (3.53)              6.45
                                                     ------          ------           ------             ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net
     realized short-term gains ......................    --              --            (0.03)                --
   Net realized long-term gains .....................    --           (0.77)           (0.99)             (0.27)
                                                     ------          ------           ------             ------
Total distributions .................................    --           (0.77)           (1.02)             (0.27)
                                                     ------          ------           ------             ------
NET ASSET VALUE, END OF PERIOD ......................$21.63          $23.85           $20.72             $25.27
                                                     ======          ======           ======             ======

TOTAL INVESTMENT RETURN(4) .......................... (9.31)%         19.22%          (14.22)%            34.06%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................................$7,157          $7,149           $6,455             $3,441
   Ratios to average net assets:
     Expenses in excess of income ................... (0.58)%         (0.57)%          (0.39)%            (0.73)%(5)
     Expenses .......................................  1.96%           1.93%            1.93%              1.85%(5)
   Portfolio turnover rate ..........................     8%             20%              32%                21%

------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares
4 Total return excludes the effect of sales charge.
5 Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS               FOR THE SIX
                                  MONTHS ENDED
                                  NOVEMBER 30,                                          FOR THE YEARS ENDED MAY 31,
                                       2001(1)          2001         2000          1999          1998          1997
---------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................. $24.70        $21.35       $25.75        $21.32        $16.94       $13.10
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ...............   0.05(2)       0.11         0.15          0.04          0.10         0.14
   Net realized and unrealized
     gain (loss) on investments ........  (2.24)         4.15        (3.53)         4.70          4.61         3.95
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations ..........................  (2.19)         4.26        (3.38)         4.74          4.71         4.09
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and net realized
     short-term gains ..................     --         (0.14)       (0.03)        (0.04)        (0.14)       (0.18)
   Net realized long-term gains ........     --         (0.77)       (0.99)        (0.27)        (0.19)       (0.07)
                                         ------        ------       ------        ------        ------       ------
Total distributions ....................     --         (0.91)       (1.02)        (0.31)        (0.33)       (0.25)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD ....................... $22.51        $24.70       $21.35        $25.75        $21.32       $16.94
                                         ======        ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ................  (8.87)%       20.44%      (13.39)%       22.53%        28.14%       31.58%
SUPPLEMENTAL DATA ANDRATIOS:
   Net assets, end of period
     (000s omitted) ....................$92,536      $115,588     $105,505      $125,388       $94,354      $42,115
   Ratios to average net assets:
     Net investment income .............   0.42%         0.43%        0.65%         0.23%         0.54%        0.81%(3)
     Expenses ..........................   0.96%         0.93%        0.93%         0.95%         0.98%        1.10%(4)
   Portfolio turnover rate .............      8%           20%          32%           21%            8%          18%

-------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Calculated based on average shares.
3 Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 0.68% for the year ended May 31, 1997.
4 Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.23% for the year ended May 31, 1997.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Flag Investors Equity Partners Fund, Inc. (the `Fund'), which was organized as a Maryland Corporation on November 29, 1994, began operations February 13, 1995. The Fund is registered under the Investment Company Act of 1940, as amended (the `1940 Act') as a diversified, open-end management investment company. The Fund seeks long-term growth of capital and, secondarily, current income by investing primarily in a diversified portfolio of common stocks.

The Fund consists of four share classes: Class A Shares and Class B Shares, both of which began operations February 13, 1995, Class C Shares, which began operations October 28, 1998 and Institutional Class, which began operations February 14, 1996.

The Class A, Class B, and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and Class C Shares have a contingent deferred sales charge. In addition, the Class A Shares have a different distribution fee than the ClassB and ClassC Shares. The Institutional Class has neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT
     INCOME AND OTHER
Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends semi-annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.




--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


F. FEDERAL INCOME TAXES
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

G. SECURITIES LENDING
The Fund may lend securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. (`ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount in excess of $200 million.

Alex. Brown Investment Management (`ABIM') is the Fund's investment sub-advisor. As compensation for its sub-advisory services, ICCC pays ABIM an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.65% of the first $50 million, 0.50% of the next $150 million and 0.40% of the amount in excess of $200 million.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.



--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. (`ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly. This fee is paid at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees are charged to the Institutional Class.

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust Company an annual fee.

Deutsche Bank AG is the securities lending agent for the Fund. The Fund used cash collateral from its securities lending transactions described in Note 1 G to purchase shares of an affiliated fund and may pay fees generated from those transactions to Deutsche Bank AG. For the six months ended November 30, 2001, Deutsche Bank AG has been compensated approximately $35,174 for these services.

The Fund participates with other funds in a retirement plan for eligible Directors (the Plan). Two retired directors receive benefits under the provisions of the Plan. On February 12, 2001, the Fund's current Directors, who had previously also participated in the Plan, voted to terminate the participation of current and future directors effective December 31, 2000. In connection with this termination, the Fund paid the current Directors their share of the accrued benefits, amounting to $19,516, either in cash or in a transfer into the Director's Deferred Compensation Plan. As of November 30, 2001, the accrued liability was $7,419.

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 90 million shares of $.001 par value capital stock (40 million Class A Shares, 15 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class and 5 million undesignated). Transactions in capital shares were as follows:

                                                       Class A Shares
                -----------------------------------------------------
                For the Six Months Ended           For the Year Ended
                    November 30, 2001(1)                 May 31, 2001
                ------------------------           ------------------
                    Shares        Amount       Shares          Amount
                ----------  ------------  ------------   ------------
Sold              553,890   $ 12,679,448    1,684,622    $ 38,361,983
Reinvested             --             --      315,038       6,985,189
Redeemed         (639,941)   (14,602,292)  (3,272,547)    (73,751,882)
                 --------   ------------   ----------    ------------

Net decrease      (86,051)  $ (1,922,844)  (1,272,887)   $(28,404,710)
                 ========   ============   ==========    ============

                                                       Class B Shares
                -----------------------------------------------------
                For the Six Months Ended           For the Year Ended
                    November 30, 2001(1)                 May 31, 2001
                ------------------------           ------------------
                    Shares        Amount       Shares          Amount
                ----------  ------------  ------------   ------------
Sold              177,625   $  3,838,132      314,850    $  7,042,501
Reinvested             --             --       61,531       1,327,225
Redeemed         (363,845)    (8,050,190)    (407,058)     (9,011,404)
                 --------   ------------   ----------    ------------
Net decrease     (186,220)  $ (4,212,058)     (30,677)   $   (641,678)
                 ========   ============   ==========    ============

                                                       Class C Shares
                -----------------------------------------------------
                For the Six Months Ended           For the Year Ended
                    November 30, 2001(1)                 May 31, 2001
                ------------------------           ------------------
                    Shares        Amount       Shares          Amount
                ----------  ------------  ------------   ------------
Sold               37,117   $    815,403       91,894    $  2,036,110
Reinvested             --             --       10,383         223,972
Redeemed           (5,954)      (124,649)    (114,128)     (2,561,921)
                 --------   ------------   ----------    ------------
Net increase
  (decrease)       31,163   $    690,754      (11,851)   $   (301,839)
                 ========   ============   ==========    ============

                                                  Institutional Class
                -----------------------------------------------------
                For the Six Months Ended           For the Year Ended
                    November 30, 2001(1)                 May 31, 2001
                ------------------------           ------------------
                    Shares        Amount       Shares          Amount
                ----------  ------------  ------------   ------------
Sold              122,774   $  2,709,664    1,315,305    $ 29,657,659
Reinvested             --             --      167,023       3,729,677
Redeemed         (692,237)   (14,888,821)  (1,743,906)    (39,465,148)
                 --------   ------------   ----------    ------------
Net decrease     (569,463)  $(12,179,157)    (261,578)   $ (6,077,812)
                 ========   ============   ==========    ============

--------------------------------------------------------------------------------
1 Unaudited.



--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended November 30, 2001, were $26,380,293 and $25,404,284, respectively.

For federal income tax purposes, the tax basis of investments held at November 30, 2001 was $277,310,003. The aggregate gross unrealized appreciation for all investments at November 30, 2001 was $106,786,230 and the aggregate gross unrealized depreciation for all investments was $7,686,200.

NOTE 5--LENDING OF SECURITIES
The Fund has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of the Fund's securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% of the current market value of the loaned securities for domestic securities.

At November 30, 2001

        Market Value    Market Value   % of Portfolio
of Loaned Securities   of Collateral          on Loan
--------------------   -------------   --------------
         $43,249,605     $44,600,239           13.00%

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At November 30, 2001, there was one shareholder who individually held 15% of the outstanding shares of the Fund.







--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                    PO BOX 219210
                    KANSAS CITY, MO 64121-9210
or call toll-free:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.



Equity Partners Fund
   Class A Shares                                       CUSIP #33832P109
   Class B Shares                                       CUSIP #33832P208
   Class C Shares                                       CUSIP #33832P406
   Institutional Class                                  CUSIP #33832P307
                                                        BDEPSA (11/01)
                                                        Printed 1/02

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